Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023
Unaudited Condensed Consolidated Statements of Comprehensive Income
Net income (loss)	$ (12,851)	$ (40,390)	$ (5,413)	[1]	$ (41,687)	[1]
Other comprehensive income, net of tax	0	0	0		0
Comprehensive income (loss)	$ (12,851)	$ (40,390)	$ (5,413)		$ (41,687)

[1]	Included in net income (loss) is interest paid amounting to $33.6 million and $34.0 million for the six months ended June 30, 2024 and 2023, respectively.